Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover
Document Type	POS AM
Entity Registrant Name	DraftKings Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001772757
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3